Schedule IV - Schedule of Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Life insurance in-force
Direct Amount	$ 232,607	$ 236,517	$ 214,278	$ 222,398
Ceded to Other Companies	166,822	170,776	150,452	158,750
Assumed From Other Companies	158	166	147	155
Net Amount	$ 65,943	$ 65,907	$ 63,973	$ 63,803
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%	0.00%
Premiums Earned
Percentage of Amount Assumed to Net	15.00%	14.00%	56.00%	35.00%
Life insurance and annuities
Premiums Earned
Direct Amount	$ 1,194	$ 1,202	$ 2,201	$ 2,271
Ceded to Other Companies	803	804	1,880	1,873
Assumed From Other Companies	69	64	413	210
Net Amount	$ 460	$ 462	$ 734	$ 608
Percentage of Amount Assumed to Net	15.00%	14.00%	56.00%	35.00%
Accident health insurance
Premiums Earned
Direct Amount	$ 3	$ 8	$ 11	$ 12
Ceded to Other Companies	3	8
Assumed From Other Companies	0	0	0	0
Net Amount	$ 0	$ 0	$ 0	$ 0
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%	0.00%
Life Annuity Accident and Health Insurance Product Line
Premiums Earned
Direct Amount	$ 1,197	$ 1,210	$ 2,212	$ 2,283
Ceded to Other Companies	806	812	1,891	1,885
Assumed From Other Companies	69	64	413	210
Net Amount	$ 460	$ 462	$ 734	$ 608